Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Common shares issued and authorized

in thousands of shares	2019
Common shares issued as a result of corporate reorganization	15,861
Issued at IPO	4,000
Common shares issued as of Dec 31, fully paid	19,861

as of
in thousands of shares	Dec 31, 2019
Authorized common shares of EUR 0.12 each	79,000